Fair Value Measurement - Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets:
Cash equivalents	$ 556.4	$ 395.6
Fixed maturities available-for-sale	54.9	56.0
Short-term investments	9.1	0.0
Total financial assets	620.4	451.6
Financial liabilities:
Derivative liability on convertible promissory notes		113.3
Contingent consideration liability	11.6	12.0
Warrants liabilities	0.0	22.9
Total financial liabilities	15.9	148.2
Public warrants
Financial liabilities:
Warrants liabilities	2.2
Private placement warrants
Financial liabilities:
Warrants liabilities	2.1
Preferred stock warrant liabilities
Financial liabilities:
Warrants liabilities		22.9
Level 1
Financial assets:
Cash equivalents	556.4	395.6
Fixed maturities available-for-sale	9.3	10.1
Total financial assets	565.7	405.7
Financial liabilities:
Derivative liability on convertible promissory notes		0.0
Contingent consideration liability	0.0	0.0
Total financial liabilities	2.2	0.0
Level 1 | Public warrants
Financial liabilities:
Warrants liabilities	2.2
Level 1 | Private placement warrants
Financial liabilities:
Warrants liabilities	0.0
Level 1 | Preferred stock warrant liabilities
Financial liabilities:
Warrants liabilities		0.0
Level 2
Financial assets:
Cash equivalents	0.0	0.0
Fixed maturities available-for-sale	45.6	45.9
Total financial assets	54.7	45.9
Financial liabilities:
Derivative liability on convertible promissory notes		0.0
Contingent consideration liability	0.0	0.0
Total financial liabilities	2.1	0.0
Level 2 | Public warrants
Financial liabilities:
Warrants liabilities	0.0
Level 2 | Private placement warrants
Financial liabilities:
Warrants liabilities	2.1
Level 2 | Preferred stock warrant liabilities
Financial liabilities:
Warrants liabilities		0.0
Level 3
Financial assets:
Cash equivalents	0.0	0.0
Fixed maturities available-for-sale	0.0	0.0
Total financial assets	0.0	0.0
Financial liabilities:
Derivative liability on convertible promissory notes		113.3
Contingent consideration liability	11.6	12.0
Total financial liabilities	11.6	148.2
Level 3 | Public warrants
Financial liabilities:
Warrants liabilities	0.0
Level 3 | Private placement warrants
Financial liabilities:
Warrants liabilities	0.0
Level 3 | Preferred stock warrant liabilities
Financial liabilities:
Warrants liabilities		22.9
U.S. government and agencies
Financial assets:
Fixed maturities available-for-sale	9.3	10.1
Short-term investments	9.1
U.S. government and agencies | Level 1
Financial assets:
Fixed maturities available-for-sale	9.3	10.1
Short-term investments	0.0
U.S. government and agencies | Level 2
Financial assets:
Fixed maturities available-for-sale	0.0	0.0
Short-term investments	9.1
U.S. government and agencies | Level 3
Financial assets:
Fixed maturities available-for-sale	0.0	0.0
Short-term investments	0.0
States, and other territories
Financial assets:
Fixed maturities available-for-sale	5.7	5.1
States, and other territories | Level 1
Financial assets:
Fixed maturities available-for-sale	0.0	0.0
States, and other territories | Level 2
Financial assets:
Fixed maturities available-for-sale	5.7	5.1
States, and other territories | Level 3
Financial assets:
Fixed maturities available-for-sale	0.0	0.0
Corporate securities
Financial assets:
Fixed maturities available-for-sale	17.1	17.4
Corporate securities | Level 1
Financial assets:
Fixed maturities available-for-sale	0.0	0.0
Corporate securities | Level 2
Financial assets:
Fixed maturities available-for-sale	17.1	17.4
Corporate securities | Level 3
Financial assets:
Fixed maturities available-for-sale	0.0	0.0
Foreign securities
Financial assets:
Fixed maturities available-for-sale	0.9	0.8
Foreign securities | Level 1
Financial assets:
Fixed maturities available-for-sale	0.0	0.0
Foreign securities | Level 2
Financial assets:
Fixed maturities available-for-sale	0.9	0.8
Foreign securities | Level 3
Financial assets:
Fixed maturities available-for-sale	0.0	0.0
Residential mortgage-backed securities
Financial assets:
Fixed maturities available-for-sale	10.6	12.9
Residential mortgage-backed securities | Level 1
Financial assets:
Fixed maturities available-for-sale	0.0	0.0
Residential mortgage-backed securities | Level 2
Financial assets:
Fixed maturities available-for-sale	10.6	12.9
Residential mortgage-backed securities | Level 3
Financial assets:
Fixed maturities available-for-sale	0.0	0.0
Commercial mortgage-backed securities
Financial assets:
Fixed maturities available-for-sale	4.7	5.5
Commercial mortgage-backed securities | Level 1
Financial assets:
Fixed maturities available-for-sale	0.0	0.0
Commercial mortgage-backed securities | Level 2
Financial assets:
Fixed maturities available-for-sale	4.7	5.5
Commercial mortgage-backed securities | Level 3
Financial assets:
Fixed maturities available-for-sale	0.0	0.0
Asset backed securities
Financial assets:
Fixed maturities available-for-sale	6.6	4.2
Asset backed securities | Level 1
Financial assets:
Fixed maturities available-for-sale	0.0	0.0
Asset backed securities | Level 2
Financial assets:
Fixed maturities available-for-sale	6.6	4.2
Asset backed securities | Level 3
Financial assets:
Fixed maturities available-for-sale	0.0	0.0
Money market funds
Financial assets:
Cash equivalents	556.4	372.1
Money market funds | Level 1
Financial assets:
Cash equivalents	556.4	372.1
Money market funds | Level 2
Financial assets:
Cash equivalents	0.0	0.0
Money market funds | Level 3
Financial assets:
Cash equivalents	$ 0.0	0.0
Treasury bills
Financial assets:
Cash equivalents		23.5
Treasury bills | Level 1
Financial assets:
Cash equivalents		23.5
Treasury bills | Level 2
Financial assets:
Cash equivalents		0.0
Treasury bills | Level 3
Financial assets:
Cash equivalents		$ 0.0